Placement in Fair Value Hierarchy of Makita's Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Thousands, unless otherwise specified	Mar. 31, 2012 Level 1 Investments in trusts USD ($)	Mar. 31, 2012 Level 1 Investments in trusts JPY (¥)	Mar. 31, 2011 Level 1 Investments in trusts JPY (¥)	Mar. 31, 2012 Level 1 Short-term marketable securities USD ($)	Mar. 31, 2012 Level 1 Short-term marketable securities JPY (¥)	Mar. 31, 2011 Level 1 Short-term marketable securities JPY (¥)	Mar. 31, 2012 Level 1 Long-term marketable securities USD ($)	Mar. 31, 2012 Level 1 Long-term marketable securities JPY (¥)	Mar. 31, 2011 Level 1 Long-term marketable securities JPY (¥)	Mar. 31, 2012 Level 2 Corporate debt securities USD ($)	Mar. 31, 2012 Level 2 Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 2 Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 2 Investments in trusts USD ($)	Mar. 31, 2012 Level 2 Investments in trusts JPY (¥)	Mar. 31, 2011 Level 2 Investments in trusts JPY (¥)	Mar. 31, 2012 Level 2 MMF and FFF USD ($)	Mar. 31, 2012 Level 2 MMF and FFF JPY (¥)	Mar. 31, 2011 Level 2 MMF and FFF JPY (¥)	Mar. 31, 2012 Level 2 Derivatives USD ($)	Mar. 31, 2012 Level 2 Derivatives JPY (¥)	Mar. 31, 2011 Level 2 Derivatives JPY (¥)
Assets:
Assets	$ 68,244	¥ 5,596,000	¥ 4,156,000	$ 10,585	¥ 868,000	¥ 948,000	$ 144,841	¥ 11,877,000	¥ 11,800,000	$ 7,207	¥ 591,000	¥ 591,000	$ 11,171	¥ 916,000	¥ 1,039,000	$ 162,634	¥ 13,336,000	¥ 26,720,000	$ 1,573	¥ 129,000	¥ 45,000
Liabilities:
Liabilities																			$ (3,427)	¥ (281,000)	¥ (433,000)